Convertible Notes, at Fair Value - Schedule of Convertible Notes Measured at Fair Value (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Current
Convertible notes, at fair value, current		¥ 473,715,560
Non-current
Convertible notes, at fair value, non-current	1,152,723,200	464,847,231
Total convertible notes, at fair value	1,152,723,200	938,562,791
Convertible Senior Notes [Member]
Current
Convertible notes, at fair value, current		473,715,560
Convertible Junior Notes [Member]
Non-current
Convertible notes, at fair value, non-current	514,508,160	464,847,231
Convertible Senior Secured Notes [Member]
Non-current
Convertible notes, at fair value, non-current	638,215,040
Convertible notes, at fair value, non-current [Member]
Non-current
Convertible notes, at fair value, non-current	¥ 1,152,723,200	¥ 464,847,231